UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Cameron S. Avery Bell, Boyd & Lloyd LLC Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	09/30/06

Date of reporting period:	6/30/06

Item 1. Schedule of Investments.

The Oakmark Fund

Schedule of Investments—June 30, 2006 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—94.5%

Apparel Retail—4.1%
Limited Brands	4,628,047	118,431,723
The Gap, Inc.	5,766,700	100,340,580
		218,772,303

Broadcasting & Cable TV—7.1%
Comcast Corporation, Special Class A (a)	3,425,000	112,271,500
The DIRECTV Group, Inc. (a)	6,150,000	101,475,000

EchoStar Communications Corporation, Class A (a)	2,525,000	77,795,250
Liberty Media Holding Corp - Capital, Class A (a)	739,970	61,987,287
Discovery Holding Company, Class A (a)	1,740,140	25,458,248
		378,987,285

Catalog Retail—1.2%
Liberty Media Holding Corp - Interactive, Class A (a)	3,699,850	63,859,411

Department Stores—2.1%
Kohl’s Corporation (a)	1,950,000	115,284,000

Home Improvement Retail—2.1%
The Home Depot, Inc.	3,181,500	113,865,885

Homebuilding—1.9%
Pulte Homes, Inc.	3,500,000	100,765,000

Household Appliances—1.7%
The Black & Decker Corporation	1,050,000	88,683,000

Housewares & Specialties—1.9%
Fortune Brands, Inc.	1,400,000	99,414,000

Leisure Products—1.0%
Mattel, Inc.	3,274,300	54,058,693

Motorcycle Manufacturers—2.2%
Harley-Davidson, Inc.	2,200,000	120,758,000

Movies & Entertainment—6.2%
Time Warner, Inc.	7,447,700	128,845,210
The Walt Disney Company	3,400,000	102,000,000
Viacom, Inc., Class B (a)	2,839,745	101,776,461
		332,621,671

Publishing—1.3%
Gannett Co., Inc.	1,234,500	69,045,585

1

Restaurants—5.3%
McDonald’s Corporation	4,450,000	149,520,000
Yum! Brands, Inc.	2,724,000	136,935,480
		286,455,480

Specialized Consumer Services—2.4%
H&R Block, Inc.	5,358,600	127,856,196

Brewers—3.7%
Anheuser-Busch Companies, Inc.	2,350,000	107,136,500
InBev NV (b)	1,850,000	90,745,400
		197,881,900

Distillers & Vintners—1.6%
Diageo plc (c)	1,271,000	85,856,050

Hypermarkets & Super Centers—2.1%
Wal-Mart Stores, Inc.	2,300,000	110,791,000

Packaged Foods & Meats—3.4%
H.J. Heinz Company	2,250,000	92,745,000
General Mills, Inc.	1,756,000	90,714,960
		183,459,960

Soft Drinks—1.1%
The Coca-Cola Company	1,398,700	60,172,074

Integrated Oil & Gas—1.5%
ConocoPhillips	1,200,373	78,660,442

Asset Management & Custody Banks—1.3%
The Bank of New York Company, Inc.	2,150,000	69,230,000

Diversified Banks—2.0%
U.S. Bancorp	3,450,000	106,536,000

Life & Health Insurance—1.5%
AFLAC Incorporated	1,767,000	81,900,450

Other Diversified Financial Services—4.4%
JP Morgan Chase & Co.	2,800,000	117,600,000
Citigroup, Inc.	2,400,000	115,776,000
		233,376,000

Thrifts & Mortgage Finance—4.8%
Washington Mutual, Inc.	4,137,300	188,578,134
MGIC Investment Corporation	1,090,600	70,889,000
		259,467,134

Health Care Equipment—2.0%
Baxter International, Inc.	2,900,000	106,604,000

Pharmaceuticals—5.6%
Bristol-Myers Squibb Company	4,500,000	116,370,000
Abbott Laboratories	2,487,300	108,471,153
Schering-Plough Corporation	4,000,000	76,120,000
		300,961,153

2

Aerospace & Defense—3.6%
Raytheon Company	2,650,000	118,110,500
Honeywell International, Inc.	1,900,000	76,570,000
		194,680,500

Building Products—1.9%
Masco Corporation	3,433,600	101,771,904

Industrial Conglomerates—1.3%
Tyco International Ltd. (b)	2,558,000	70,345,000

Computer Hardware—5.0%
Dell Inc. (a)	4,000,000	97,640,000
Hewlett-Packard Company	2,925,000	92,664,000
Sun Microsystems, Inc. (a)	19,270,000	79,970,500
		270,274,500

Data Processing & Outsourced Services—2.2%
First Data Corporation	2,575,000	115,978,000

Office Electronics—1.4%
Xerox Corporation (a)	5,272,400	73,339,084

Semiconductors—3.6%
Intel Corp.	5,700,000	108,015,000
Texas Instruments Incorporated	2,800,000	84,812,000
		192,827,000

Total Common Stocks (Cost: $3,849,711,568)		5,064,538,660

Name	Par Value	Market Value
Short Term Investments—5.5%

U.S. Government Agencies—2.8%
Fannie Mae, 4.96%-5.17% due 7/10/2006 - 7/27/2006	150,000,000	149,564,611

Total U.S. Government Agencies (Cost: $149,564,611)		149,564,611

3

Repurchase Agreement—2.7%

IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $147,194,339, collateralized by Government National Mortgage Association Bonds, with rates of 4.875% - 5.375%, with maturities from 5/20/34 - 7/20/34, with an aggregate market value plus accrued interest of $52,500,000, and by Small Business Administration Bonds, with rates of 7.125% - 8.260%, with maturities from 7/25/2018 - 7/25/2030, and with an aggregate market value plus accrued interest of $101,992,903	147,136,098	147,136,098

Total Repurchase Agreement (Cost: $147,136,098)		147,136,098

Total Short Term Investments (Cost: $296,700,709)		296,700,709

Total Investments (Cost $4,146,412,277)—100.0%		$5,361,239,369
Other Assets In Excess Of Other Liabilities—0.0%		1,508,170

Total Net Assets—100%		$5,362,747,539

(a)	Non-income producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depository Receipt.

See accompanying Notes to the Schedules of Investments.

4

The Oakmark Select Fund

Schedule of Investments–June 30, 2006 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—95.1%

Apparel Retail—7.2%
Limited Brands	9,280,981	237,500,304
The Gap, Inc.	11,060,000	192,444,000
		429,944,304

Broadcasting & Cable TV—2.7%
Discovery Holding Company, Class A (a)	10,809,500	158,142,985

Catalog Retail—3.8%
Liberty Media Holding Corp - Interactive, Class A (a)	13,050,000	225,243,000

Homebuilding—4.0%
Pulte Homes, Inc.	8,250,000	237,517,500

Leisure Products—2.5%
Mattel, Inc.	9,070,900	149,760,559

Movies & Entertainment—8.1%
Time Warner, Inc.	15,340,000	265,382,000
Viacom, Inc., Class B (a)	5,975,000	214,144,000
		479,526,000

Restaurants—11.9%
Yum! Brands, Inc.	8,557,000	430,160,390
McDonald’s Corporation	8,200,000	275,520,000
		705,680,390

Specialized Consumer Services—6.2%
H&R Block, Inc. (b)	15,419,600	367,911,656

Other Diversified Financial Services—4.4%
JP Morgan Chase & Co.	6,200,000	260,400,000

Thrifts & Mortgage Finance—15.8%
Washington Mutual, Inc.	20,667,400	942,020,092

Health Care Technology—3.7%
IMS Health Incorporated	8,303,441	222,947,391

Pharmaceuticals—4.1%
Bristol-Myers Squibb Company	9,490,200	245,416,572

Diversified Commercial and Professional Services—4.1%
The Dun & Bradstreet Corporation (a) (b)	3,484,900	242,827,832

Computer Hardware—3.7%
Dell Inc. (a)	9,000,000	219,690,000

1

Data Processing & Outsourced Services—5.3%
First Data Corporation	7,015,400	315,973,616

Office Electronics—3.8%
Xerox Corporation (a)	16,446,400	228,769,424

Semiconductors—3.8%
Intel Corp.	12,000,000	227,400,000

Total Common Stocks (Cost: $4,174,417,150)		5,659,171,321

Name	Par Value	Market Value
Short Term Investments—4.8%

U.S. Government Agencies—1.7%
Fannie Mae, 4.96%-5.17% due 7/10/2006 - 7/27/2006	100,000,000	99,751,306

Total U.S. Government Agencies (Cost: $99,751,306)		99,751,306

Repurchase Agreement—3.1%
IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $185,459,637, collateralized by Government National Mortgage Association Bonds with rates of 5.000%, with maturity dates from 7/20/2034 - 2/20/2035, and with a market value plus accrued interest of $108,392,955, and by Small Business Administration Bonds, with rates from 6.625% - 8.375%, with maturities from 9/25/2016 - 5/25/2030, and with an aggregate market value plus accrued interest of $86,262,613	185,386,255	185,386,255

Total Repurchase Agreement (Cost: $185,386,255)		185,386,255

Total Short Term Investments (Cost: $285,137,561)		285,137,561

Total Investments (Cost $4,459,554,711)—99.9%		$5,944,308,882
Other Assets In Excess Of Other Liabilities—0.1%		3,439,419

Total Net Assets—100%		$5,947,748,301

(a)             Non-income producing security.

(b)            See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

See accompanying Notes to the Schedules of Investments.

2

The Oakmark Equity and Income Fund

Schedule of Investments—June 30, 2006 (Unaudited)

Name	Shares Held	Market Value
Equity and Equivalents—57.1%
Common Stocks—57.1%

Apparel Retail—1.6%
The TJX Companies, Inc.	7,240,000	165,506,400

Broadcasting & Cable TV—5.4%
EchoStar Communications Corporation, Class A (a)	8,250,000	254,182,500
The E.W. Scripps Company, Class A	4,750,000	204,915,000
Jupiter Telecommunications Co., Ltd. (a) (b)	125,000	86,726,669
CBS Corporation, Class A	840,100	22,733,106
		568,557,275

Movies & Entertainment—1.9%
News Corporation, Class B	9,735,100	196,454,318

Publishing—1.8%
The Washington Post Company, Class B	240,000	187,202,400
PRIMEDIA Inc. (a)	2,918,600	5,341,038
		192,543,438

Restaurants—1.0%
McDonald’s Corporation	3,000,000	100,800,000

Specialty Stores—0.2%
Zale Corporation (a)	782,900	18,860,061

Brewers—0.6%
InBev NV (b)	1,250,000	61,314,459

Distillers & Vintners—2.6%
Diageo plc (c)	4,100,000	276,955,000

Hypermarkets & Super Centers—1.7%
Costco Wholesale Corporation	3,200,000	182,816,000

Packaged Foods & Meats—3.7%
Nestle SA (c)	3,900,000	306,243,600
Smithfield Foods, Inc. (a)	2,950,000	85,048,500
		391,292,100

Personal Products—1.3%
Avon Products, Inc.	4,321,800	133,975,800

Tobacco—1.5%
UST, Inc.	3,500,000	158,165,000

Integrated Oil & Gas—2.8%
ConocoPhillips	4,500,000	294,885,000

1

Oil & Gas Exploration & Production—8.8%
XTO Energy, Inc.	10,561,338	467,550,433
EnCana Corp. (b)	6,500,000	342,160,000
St. Mary Land & Exploration Company (d)	2,900,000	116,725,000
		926,435,433

Property & Casualty Insurance—5.3%
SAFECO Corporation	4,610,000	259,773,500
MBIA, Inc.	2,912,200	170,509,310
The Progressive Corporation	5,200,000	133,692,000
		563,974,810

Biotechnology—1.5%
MedImmune, Inc.	6,000,000	162,600,000

Health Care Equipment—0.5%
Hospira, Inc. (a)	1,350,000	57,969,000

Health Care Services—2.7%
Caremark Rx, Inc.	5,801,300	289,310,831

Life Science Tools & Services—0.6%
Varian, Inc. (a)	1,649,400	68,466,594

Aerospace & Defense—6.4%
General Dynamics Corporation	4,700,000	307,662,000
Raytheon Company	3,599,700	160,438,629
Alliant Techsystems, Inc. (a)	1,325,000	101,163,750
Honeywell International, Inc.	1,889,500	76,146,850
Rockwell Collins, Inc.	655,000	36,594,850
		682,006,079

Human Resource & Employment Services—0.4%
Watson Wyatt & Company Holdings	1,130,000	39,708,200

Industrial Conglomerates—2.0%
Tyco International Ltd. (b)	7,500,000	206,250,000

Industrial Machinery—0.0%
Mueller Water Products, Inc (a)	36,800	640,688

Application Software—0.4%
Mentor Graphics Corporation (a)	3,638,318	47,225,368

Data Processing & Outsourced Services—1.1%
Ceridian Corporation (a)	4,800,000	117,312,000

Semiconductors—0.6%
International Rectifier Corporation (a)	1,500,000	58,620,000

Technology Distributors—0.6%
CDW Corporation	1,200,000	65,580,000

2

Paper Products—0.1%
Schweitzer-Mauduit International, Inc.	700,000	15,155,000

Total Common Stocks (Cost: $4,575,482,401)		6,043,378,854

Total Equity And Equivalents (Cost: $4,575,482,401)		6,043,378,854

		Shares Held/
Name		Par Value	Market Value
Fixed Income—37.3%

Corporate Bonds—0.2%

Paper Packaging—0.2%
Sealed Air Corporation, 144A, 5.625% due 7/15/2013 (e)		20,000,000	19,056,600

Total Corporate Bonds (Cost: $20,179,183)			19,056,600

Government and Agency Securities—37.1%

Canadian Government Bonds—8.4%
Canada Government, 3.25% due 12/1/2006	CAD	250,000,000	222,892,592
Canada Government, 3.75% due 6/1/2008	CAD	250,000,000	221,300,278
Canada Government, 3.00% due 6/1/2007	CAD	250,000,000	221,053,928
Canada Government, 2.75% due 12/1/2007	CAD	250,000,000	218,841,261
			884,088,059

France Government Bonds—0.3%
France Government, 3.00% due 7/25/2012, Inflation Indexed	FRF	27,461,000	37,779,366

Norwegian Government Bonds—0.1%
Norway Government, 6.75% due 1/15/2007	NOK	50,000,000	8,175,842

U.S. Government Notes—26.6%
United States Treasury Notes, 5.125% due 6/30/2008		500,000,000	499,687,500
United States Treasury Notes, 4.875% due 5/31/2008 (f)		500,000,000	497,207,000
United States Treasury Notes, 4.875% due 5/15/2009		500,000,000	496,601,500
United States Treasury Notes, 3.375% due 1/15/2007, Inflation Indexed		270,818,850	271,527,583
United States Treasury Notes, 4.375% due 12/31/2007		250,000,000	247,021,500
United States Treasury Notes, 4.25% due 11/30/2007		250,000,000	246,699,250
United States Treasury Notes, 4.75% due 3/31/2011		250,000,000	246,240,250
United States Treasury Notes, 4.50% due 2/15/2009		250,000,000	246,045,000
United States Treasury Notes, 3.625% due 1/15/2008, Inflation Indexed		62,345,000	63,416,586
			2,814,446,169

3

U.S. Government Agencies—1.7%
Federal Home Loan Mortgage Corporation, 3.75% due 11/15/2006	50,000,000	49,693,150

Federal Home Loan Bank, 2.875% due 9/15/2006	25,000,000	24,871,300

Federal Home Loan Bank, 2.625% due 10/16/2006	25,000,000	24,800,275

Federal Home Loan Bank, 2.75% due 12/15/2006	25,000,000	24,696,975
Fannie Mae, 3.25% due 11/15/2007	25,000,000	24,265,650
Federal Home Loan Mortgage Corporation, 3.00% due 11/17/2006	10,000,000	9,910,580
Fannie Mae, 4.00% due 4/13/2009	5,000,000	4,942,305
Federal Home Loan Bank, 4.30% due 8/16/2010	5,000,000	4,935,675
Fannie Mae, 4.25% due 2/19/2010	2,888,000	2,770,981
Fannie Mae, 3.125% due 11/30/2009	2,697,000	2,660,032
Fannie Mae, 3.50% due 10/14/2010	2,550,000	2,512,041
		176,058,964

Total Government and Agency Securities (Cost: $3,891,883,887)		3,920,548,400

Total Fixed Income (Cost: $3,912,063,070)		3,939,605,000

Name	Par Value	Market Value
Short Term Investments—6.3%

U.S. Government Agencies—2.3%
Fannie Mae, 4.96%-5.17% due 7/10/2006 - 7/27/2006	150,000,000	149,564,611
Federal Home Loan Bank, 5.15% due 7/19/2006	100,000,000	99,742,500

Total U.S. Government Agencies (Cost: $249,307,111)		249,307,111

Repurchase Agreement—4.0%
IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $419,948,688, collateralized by Government National Mortgage Association Bonds with a rate of 3.750% - 5.767%, with maturities from 9/20/2031 - 4/20/2035, and with a market value plus accrued interest of $81,200,579, and by Small Business Administration Bonds, with rates of 6.875% - 8.735%, with maturities from 5/25/2016 - 9/25/2030, and with an aggregate market value plus accrued interest of $359,571,066	419,782,524	419,782,524

4

Total Repurchase Agreement (Cost: $419,782,524)	419,782,524

Total Short Term Investments (Cost: $669,089,635)	669,089,635

Total Investments (Cost $9,156,635,106)—100.7%	$10,652,073,489
Other Liabilities In Excess Of Other Assets—(0.7%)	(77,885,756)

Total Net Assets—100%	$10,574,187,733

(a)	Non-income producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depository Receipt.
(f)	All or a portion of security out on loan.
(d)	See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Key to abbreviations:

CAD:	Canadian Dollar
FRF:	French Franc
NOK:	Norwegian Krone

See accompanying Notes to the Schedule of Investments.

5

The Oakmark Global Fund

Global Diversification—June 30, 2006 (Unaudited)

			% of Fund Net Assets		% of Fund Equity Market Value

Europe			39.6%		40.3%
		Great Britain		12.9%		13.1%
		Switzerland		12.1%		12.3%
	*	Germany		5.0%		5.1%
	*	France		4.3%		4.3%
	*	Ireland		2.7%		2.8%
	*	Netherlands		1.6%		1.7%
	*	Italy		1.0%		1.0%
United States			38.0%		39.0%
Pacific Rim			17.2%		17.7%
		Japan		11.5%		11.9%
		Korea		4.2%		4.3%
		Australia		1.5%		1.5%
Other			2.7%		2.7%
		Bermuda		2.7%		2.7%
Latin America			0.3%		0.3%
		Mexico		0.3%		0.3%

* Euro currency countries comprise 14.6% of the Fund.	14.6%	14.9%

Emerging Markets	4.5%	4.6%

Emerging Markets consists of: Mexico, and Korea

Name	Description	Shares Held	Market Value
Common Stocks—97.8%

Apparel Retail—2.0%
The TJX Companies, Inc. (United States)	Discount Apparel & Home Fashion Retailer	1,900,000	43,434,000

Apparel, Accessories & Luxury Goods—1.0%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	1,946,000	22,077,708

Automobile Manufacturers—3.2%
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,424,000	71,142,603

Broadcasting & Cable TV—3.8%
CBS Corporation, Class B (United States)	Radio & Television Broadcasting	1,585,000	42,874,250
Discovery Holding Company, Class A (United States) (a)	Media Management & Network Services	2,913,700	42,627,431
			85,501,681

Household Appliances—3.2%
Snap-on Incorporated (United States)	Tool & Equipment Manufacturer	1,760,000	71,139,200

Leisure Products—1.3%
Brunswick Corp. (United States)	Leisure & Recreation Products Manufacturer	877,000	29,160,250

Motorcycle Manufacturers—2.8%
Harley-Davidson, Inc. (United States)	Motorcycle Manufacturer	1,126,000	61,806,140

Movies & Entertainment—6.5%
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	1,051,500	36,850,837
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	2,117,000	36,624,100
News Corporation, Class B (United States)	International Multimedia & Entertainment Company	1,726,500	34,840,770
Viacom, Inc., Class B (United States) (a)	Worldwide Entertainment & Publishing Company	944,000	33,832,960
			142,148,667

Publishing—4.0%
The Washington Post Company, Class B (United States)	Newspaper & Magazine Publishing	59,460	46,379,395
Trinity Mirror plc (Great Britain)	Newspaper Publishing	4,596,800	41,481,964
			87,861,359

1

Distillers & Vintners—3.0%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	3,902,500	65,634,095

Household Products—3.6%
Henkel KGaA (Germany)	Consumer Chemical Products Manufacturer	375,000	38,995,037
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	596,200	32,925,411
Kimberly-Clark de Mexico S.A. de C.V (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	2,072,200	6,564,898
			78,485,346

Packaged Foods & Meats—4.4%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	201,500	63,290,663
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	3,493,000	33,685,018
			96,975,681

Soft Drinks—1.2%
Lotte Chilsung Beverage Co., Ltd. (Korea)	Soft Drinks, Juices & Sports Drinks Manufacturer	20,880	25,309,091

Integrated Oil & Gas—1.1%
ConocoPhillips (United States)	International & Integrated Energy Company	384,436	25,192,091

Oil & Gas Exploration & Production—2.9%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,424,000	63,040,480

Asset Management & Custody Banks—2.3%
Julius Baer Holding AG-B (Switzerland)	Asset Management	584,500	50,774,120

Diversified Banks—4.2%
Bank of Ireland (Ireland)	Commercial Bank	3,347,000	59,719,676
Australia and New Zealand Banking Group Limited (Australia)	Commercial Bank	1,674,000	33,076,615
			92,796,291

Diversified Capital Markets—1.8%
Credit Suisse Group (Switzerland)	Investment Services & Insurance	705,700	39,482,950

Investment Banking & Brokerage—1.1%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	2,062,000	24,576,791

Health Care Services—2.6%
Laboratory Corporation of America Holdings (United States) (a)	Medical Laboratory & Testing Services	920,000	57,251,600

Pharmaceuticals—7.7%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	2,825,000	78,934,489

2

Novartis AG (Switzerland)	Pharmaceuticals	899,600	48,712,543
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	539,000	33,534,428
Santen Pharmaceutical Co., Ltd. (Japan)	Pharmaceuticals	401,500	9,542,817
			170,724,277

Aerospace & Defense—0.9%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	20,544,792

Diversified Commercial and Professional Services—1.1%
Meitec Corporation (Japan)	Software Engineering Services	760,000	24,771,059

Environmental & Facilities Services—2.0%
Waste Management, Inc. (United States)	Waste Management Services	1,234,000	44,275,920

Human Resource & Employment Services—1.7%
Adecco SA (Switzerland)	Temporary Employment Services	617,000	36,488,569

Industrial Conglomerates—2.7%
Tyco International Ltd. (Bermuda)	Diversified Manufacturing & Services	2,131,000	58,602,500

Computer Hardware—1.8%
Dell Inc. (United States) (a)	Technology Products & Services	1,635,000	39,910,350

Data Processing & Outsourced Services—3.9%
eFunds Corporation (United States) (a)	Electronic Debit Payment Services	2,237,100	49,328,055
Ceridian Corporation (United States) (a)	Data Management Services	1,538,000	37,588,720
			86,916,775

Home Entertainment Software—1.0%
Square Enix Co., Ltd. (Japan)	Entertainment Software	1,069,000	22,231,912

Office Electronics—2.6%
Neopost SA (France)	Mailroom Equipment Supplier	494,750	56,383,370

Semiconductors—1.8%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	442,000	39,511,185

Systems Software—2.8%
Oracle Corporation (United States) (a)	Software Services	4,182,000	60,597,180

Diversified Chemicals—1.6%
Akzo Nobel N.V. (Netherlands)	Chemical Producer	666,000	35,913,882

3

Specialty Chemicals—1.2%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	32,800	25,823,075

Wireless Telecommunication Services—9.0%
NTT DoCoMo, Inc. (Japan)	Mobile Telecommunications	46,600	68,409,647

SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	302,130	64,963,921

Vodafone Group Plc (Great Britain)	Mobile Telecommunications	29,795,000	63,499,193

SK Telecom Co., Ltd. (Korea) (b)	Mobile Telecommunications	55,000	1,288,100
			198,160,861

Total Common Stocks (Cost: $1,748,790,117)			2,154,645,851

Name	Description	Par Value	Market Value
Short Term Investments—2.1%

Repurchase Agreement—2.1%
IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $46,562,870, collateralized by Small Business Administration Bonds, with rates of 7.566% - 8.265%, with maturities from 9/25/2018 - 6/25/2030, and an aggregate market value plus accrued interest of $48,871,669		46,544,446	46,544,446

Total Repurchase Agreement (Cost: $46,544,446)			46,544,446

Total Short Term Investments (Cost: $46,544,446)			46,544,446

Total Investments (Cost $1,795,334,563)—99.9%			$2,201,190,297
Foreign Currencies (Cost $786,527)—0.0%			$790,892
Other Assets In Excess Of Other Liabilities—0.1%			1,128,409

Total Net Assets—100%			$2,203,109,598

(a)             Non-income producing security.

(b)            Represents an American Depository Receipt.

See accompanying Notes to the Schedules of Investments.

4

The Oakmark International Fund

International Diversification—June 30, 2006 (Unaudited)

			% of Fund	% of Fund
			Net Assets	Equity Market Value

Europe			69.4%	71.8%
		Great Britain	26.6%	27.6%
		Switzerland	15.5%	16.0%
	*	Germany	11.0%	11.3%
	*	France	7.3%	7.6%
	*	Netherlands	5.0%	5.2%
	*	Ireland	2.7%	2.8%
	*	Spain	1.3%	1.3%
Pacific Rim			25.9%	27.0%
		Japan	13.1%	13.6%
		Korea	6.6%	6.8%
		Taiwan	2.8%	3.0%
		Australia	1.5%	1.6%
		Singapore	1.1%	1.2%
		Hong Kong	0.8%	0.8%
Other			0.8%	0.8%
		Bermuda	0.4%	0.4%
		Israel	0.4%	0.4%
Latin America			0.4%	0.4%
		Mexico	0.4%	0.4%

* Euro currency countries comprise of the Fund.	27.3%	28.2%

Emerging Markets	10.2%	10.6%

Emerging Markets consists of: Mexico, Israel, Korea, and Taiwan

The Oakmark International Fund

Schedule of Investments—June 30, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—96.5%

Advertising—2.0%
Publicis Groupe (France) (b)	Advertising & Media Services	3,706,400	143,168,262

Apparel Retail—0.8%
Giordano International Limited (Hong Kong) (c)	Pacific Rim Clothing Retailer & Manufacturer	121,265,300	57,382,535

Apparel, Accessories & Luxury Goods—1.9%
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	817,300	138,049,528
Swatch Group AG, Registered Shares (Switzerland)	Watch Manufacturer	24,700	862,697
			138,912,225

Automobile Manufacturers—8.4%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	4,957,400	244,943,654
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	4,599,500	229,789,608
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	4,050,000	128,464,698
			603,197,960

Broadcasting & Cable TV—6.0%
British Sky Broadcasting Group plc (Great Britain)	Television Production & Broadcasting	25,124,300	266,447,272
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	3,866,900	92,736,721
Societe Television Francaise 1 (France)	Television Production & Broadcasting	1,261,000	41,128,492
Grupo Televisa S.A. (Mexico) (d)	Television Production & Broadcasting	1,369,500	26,445,045
			426,757,530

Consumer Electronics—2.1%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	Electronics Manufacturer	4,952,300	154,745,466

Movies & Entertainment—1.6%
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	3,416,600	119,738,061

Publishing—3.3%
Trinity Mirror plc (Great Britain) (c)	Newspaper Publishing	15,646,538	141,195,861
Johnston Press plc (Great Britain)	Newspaper Publishing	13,044,300	99,983,698
			241,179,559

1

Restaurants—2.2%
Compass Group PLC (Great Britain)	International Foodservice Group Operator	33,783,000	163,831,571

Specialty Stores—2.3%
Signet Group plc (Great Britain) (c)	Jewelry Retailer	94,997,900	168,643,312

Tires & Rubber—1.2%
Compagnie Generale des Etablissements Michelin (France)	Tire Manufacturer	1,473,500	88,579,968

Brewers—1.2%
Heineken Holding NV (Netherlands)	Brewer	2,384,100	87,913,715

Distillers & Vintners—2.9%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	12,570,000	211,408,218

Household Products—3.6%
Henkel KGaA (Germany)	Consumer Chemical Products Manufacturer	1,228,200	127,716,545
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	2,169,400	119,806,082
KAO Corp. (Japan)	Household & Chemical Products Manufacturer	575,000	15,048,279
			262,570,906

Hypermarkets & Super Centers—1.3%
Metro AG (Germany)	Internet Food Retailer	1,719,000	97,445,806

Packaged Foods & Meats—4.8%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	575,100	180,637,520
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	17,248,900	166,341,113
			346,978,633

Soft Drinks—1.5%
Lotte Chilsung Beverage Co., Ltd. (Korea) (c)	Soft Drinks, Juices & Sports Drinks Manufacturer	88,800	107,636,364

Tobacco—1.0%
KT&G Corporation (Korea)	Tobacco Products Manufacturer	1,232,250	71,954,308

Integrated Oil & Gas—0.3%
Total SA (France)	Oil & Natural Gas Exploration and Production	344,000	22,637,650

Diversified Banks—11.6%
Chinatrust Financial Holding Co. (Taiwan)	Commercial Bank	249,047,606	206,530,097
Bank of Ireland (Ireland)	Commercial Bank	10,968,500	195,708,176
Lloyds TSB Group plc (Great Britain)	Commercial Bank	12,952,600	127,304,603
Australia and New Zealand Banking Group Limited (Australia)	Commercial Bank	5,483,800	108,354,563

2

United Overseas Bank Limited, Foreign Shares (Singapore)	Commercial Bank	8,395,368	82,741,726
Kookmin Bank (Korea)	Commercial Bank	864,000	71,032,411
BNP Paribas SA (France)	Commercial Bank	610,000	58,399,504
			850,071,080

Diversified Capital Markets—2.4%
Credit Suisse Group (Switzerland)	Investment Services & Insurance	3,073,000	171,930,146

Insurance Brokers—0.4%
Willis Group Holdings Limited (Bermuda)	Consulting Services Provider	930,000	29,853,000

Investment Banking & Brokerage—2.1%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	12,790,000	152,442,852

Real Estate Management & Development—0.0%
United Overseas Land Limited (Singapore)	Real Estate Investor	839,536	1,516,930

Reinsurance—1.3%
Hannover Rueckversicherung AG (Germany) (a)	Reinsurance	2,672,900	93,503,435

Pharmaceuticals—8.4%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	9,565,000	267,259,606
Novartis AG (Switzerland)	Pharmaceuticals	3,320,000	179,775,060
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	1,692,800	105,319,259
Sanofi-Aventis (France)	Pharmaceuticals	588,508	57,433,387
			609,787,312

Diversified Commercial and Professional Services—1.1%
Meitec Corporation (Japan) (c)	Software Engineering Services	2,483,800	80,955,732

Environmental & Facilities Services—0.1%
Rentokil Initial plc (Great Britain)	Global Business Services	3,400,000	9,808,157

Human Resource & Employment Services—2.7%
Adecco SA (Switzerland)	Temporary Employment Services	2,949,000	174,399,984
Michael Page International plc (Great Britain) (c)	Recruitment Consultancy Services	3,609,145	23,392,478
			197,792,462

Industrial Machinery—1.1%
Enodis plc (Great Britain) (c)	Food Processing Equipment	19,852,920	79,297,962

Electronic Equipment Manufacturers—0.4%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	28,380,461

3

Semiconductors—1.6%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,281,000	114,510,923

Diversified Chemicals—1.7%
Akzo Nobel N.V. (Netherlands)	Chemical Producer	2,311,200	124,630,878

Fertilizers & Agricultural Chemicals—1.1%
Syngenta AG (Switzerland) (a)	Crop Protection Products	614,500	81,678,663

Specialty Chemicals—2.7%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	134,700	106,047,810
Lonza Group AG, Registered Shares (Switzerland)	Industrial Organic Chemicals	1,307,800	89,696,969
			195,744,779
Wireless Telecommunication Services—9.4%
NTT DoCoMo, Inc. (Japan)	Mobile Telecommunications	163,200	239,580,566

SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	1,021,312	219,602,264

Vodafone Group Plc (Great Britain)	Mobile Telecommunications	95,129,500	202,740,276

Vodafone Group Plc (Great Britain) (d)	Mobile Telecommunications	606,000	12,907,800

SK Telecom Co., Ltd. (Korea) (d)	Mobile Telecommunications	405,100	9,487,442
			684,318,348

Total Common Stocks (Cost: $5,498,644,486)			7,020,905,169

Name	Description	Par Value	Market Value
Short Term Investments—3.1%

Repurchase Agreement—3.1%

IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $230,364,220, collateralized by Government National Mortgage Association Bonds with rates of 5.000%, with maturities of 2/20/2033 - 8/20/2034, and with a market value plus accrued interest of $42,737,409, and by Small Business Administration Bonds, with rates of 7.125% - 8.375%, with maturities from 2/25/2015 - 11/25/2030, and with a market value plus accrued interest of $199,049,312		230,273,070	230,273,070

4

Total Repurchase Agreement (Cost: $230,273,070)	230,273,070
Total Short Term Investments (Cost: $230,273,070	230,273,070

Total Investments (Cost $5,728,917,556)—99.6%	$7,251,178,239
Foreign Currencies (Cost $3,780,458)—0.1%	$3,791,417
Other Assets In Excess Of Other Liabilities—0.3%	22,380,141
Total Net Assets—100%	$7,277,349,797

(a)             Non-income producing security.

(b)            All or a portion of security out on loan.

(c)             Represents an American Depository Receipt.

(d)            See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

See accompanying Notes to the Schedules of Investments.

5

The Oakmark International Small Cap Fund

International Diversification—June 30, 2006 (Unaudited)

			% of Fund	% of Fund
			Net Assets	Equity Market Value
Europe			68.5%	71.0%
		Great Britain	24.5%	25.4%
		Switzerland	13.6%	14.1%
	*	France	6.8%	7.1%
	*	Spain	5.7%	5.9%
	*	Germany	5.3%	5.5%
	*	Italy	5.3%	5.5%
		Norway	4.9%	5.1%
		Sweden	2.2%	2.2%
	*	Finland		0.2%
Pacific Rim			26.6%	27.5%
		Japan	9.9%	10.3%
		Korea	5.3%	5.5%
		Australia	4.3%	4.4%
		Hong Kong	2.4%	2.5%
		New Zealand	1.7%	1.7%
		Malaysia	1.4%	1.5%
		Singapore	1.3%	1.3%
		Philippines	0.3%	0.3%
Other			1.0%	1.1%
		Israel	1.0%	1.1%
Latin America			0.4%	0.4%
		Mexico	0.4%	0.4%

* Euro currency countries comprise of the Fund.	23.3%	24.2%

Emerging Markets	8.4%	8.8%

Emerging Markets consists of: Mexico, Israel, Malaysia, Philippines, and Korea

The Oakmark International Small Cap Fund

Schedule of Investments—June 30, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—96.5%

Advertising—1.1%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	400,200	12,939,007

Apparel Retail—7.5%
JJB Sports plc (Great Britain) (b)	Sportswear & Sports Equipment Retailer	13,334,000	44,198,090
Matalan plc (Great Britain)	Clothing Retailer	13,827,935	43,214,343
			87,412,433

Apparel, Accessories & Luxury Goods—2.2%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	2,312,000	26,230,041

Auto Parts & Equipment—2.6%
Kongsberg Automotive ASA (Norway) (b)	Auto Parts & Equipment Manufacturer	3,094,400	27,340,520
Wagon PLC (Great Britain)	Auto Parts & Equipment Manufacturer	759,954	3,256,799
			30,597,319

Broadcasting & Cable TV—5.4%
Sogecable SA (Spain) (a)	Cable Television Services	1,298,500	37,352,436
Media Prima Berhad (Malaysia) (a)	Film Producer & Sports Promoter	37,018,200	16,320,447
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	297,700	9,317,520
			62,990,403

Home Improvement Retail—3.6%
Carpetright plc (Great Britain)	Carpet Retailer	1,786,400	41,887,250

Photographic Products—1.6%
Vitec Group plc (Great Britain) (b)	Photo Equipment & Supplies	2,383,907	19,165,175

Publishing—4.8%
Daekyo Co., Ltd. (Korea)	Educational Information Service Provider	371,900	29,399,209
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	168,224	16,374,509
SCMP Group, Ltd. (Hong Kong)	Newspaper Publisher & Distributor	31,402,000	10,613,838
			56,387,556

Restaurants—0.1%
Alsea SA (Mexico)	Pizza Restaurants	311,800	1,099,702

Textiles—1.8%
Chargeurs SA (France) (a) (b)	Wool, Textile Production & Trading	790,182	20,931,230

Brewers—0.4%
Kook Soon Dang Brewery Co., Ltd. (Korea)	Wine & Spirits Manufacturer	437,000	4,518,545

Distillers & Vintners—1.1%
Baron De Ley, S.A. (Spain) (a)	Beverages, Wines, & Spirits Manufacturer	232,057	12,688,735

Household Products—0.3%
Kimberly-Clark de Mexico S.A. de C.V (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	967,000	3,063,534

Packaged Foods & Meats—2.7%
Lotte Confectionery Co., Ltd. (Korea)	Candy & Snacks Manufacturer	17,104	21,543,378
Binggrae Co., Ltd. (Korea)	Dairy Products Manufacturer	167,000	6,908,827
Alaska Milk Corporation (Philippines) (b)	Milk Producer	56,360,000	3,182,533
			31,634,738

Soft Drinks—0.2%
Britvic Plc (Great Britain)	Soft Drink Manufacturer & Supplier	771,000	2,851,466

Asset Management & Custody Banks—7.1%
Julius Baer Holding AG-B (Switzerland)	Asset Management	522,600	45,397,014
MLP AG (Germany)	Asset Management	1,817,800	37,456,670
			82,853,684

Insurance Brokers—2.9%
Benfield Group Ltd. Common Stock (Great Britain)	Reinsurance Service Provider	5,352,000	34,119,626

Multi-Sector Holdings—2.4%
Pargesa Holding AG, Class B (Switzerland)	Diversified Operations	297,100	28,165,629

Other Diversified Financial Services—0.2%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	143,000	2,162,994

Real Estate Management & Development—1.1%
Countrywide PLC (Great Britain)	Real Estate Service Provider	1,359,000	12,565,314

Health Care Distributors—1.3%
Australian Pharmaceutical Industries Limited (Australia)	Pharmaceutical Products Distributor	8,716,000	14,961,546

Health Care Supplies—2.0%
Ansell Limited (Australia)	Protective Rubber & Plastics Products	1,932,884	13,889,273

Medisize Holding AG (Switzerland) (a)	Medical & Dental Applications Holding Company	140,000	9,619,239
			23,508,512

Pharmaceuticals—1.7%
Santen Pharmaceutical Co., Ltd. (Japan)	Pharmaceuticals	820,200	19,494,443

Air Freight & Logistics—1.7%
Mainfreight Limited (New Zealand) (b)	Logistics Services	5,786,405	19,567,394

Commercial Printing—0.9%
De La Rue Plc (Great Britain)	Commercial Printing	1,053,190	10,643,410

Diversified Commercial and Professional Services—3.6%
Intrum Justitia AB (Sweden)	Diversified Financial Services	2,546,643	25,301,000
Prosegur, Compania de Seguridad SA (Spain)	Security & Transportation Services	677,700	16,902,838
			42,203,838

Industrial Conglomerates—2.2%
Haw Par Corporation Limited (Singapore)	Diversified Operations	4,086,687	14,716,566
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	144,300	10,060,743
			24,777,309

Industrial Machinery—10.7%
Interpump Group S.p.A. (Italy) (b)	Pump & Piston Manufacturer	4,124,100	36,133,271
Schindler Holding AG (Switzerland)	Escalator & Elevator Manufacturer	549,000	29,054,272
Saurer AG (Switzerland) (a)	Textile Equipment Manufacturer	298,853	22,733,900
Halma plc (Great Britain)	Electronic Instrument Producer	4,468,700	16,341,111
Pfeiffer Vacuum Technology AG (Germany)	Vacuum Pump Manufacturer	166,000	10,503,584
LISI (France)	Industrial Fastener Manufacturer	149,048	10,199,232
			124,965,370

Office Services & Supplies—2.2%
Domino Printing Sciences plc (Great Britain)	Printing Equipment	4,832,700	25,402,368

Communication Equipment—2.6%
Tandberg ASA (Norway)	Develops & Markets Communication Equipments	3,663,000	30,304,824

Computer Storage & Peripherals—1.2%
Lectra (France) (b)	Manufacturing Process Systems	2,186,404	14,681,730

Data Processing & Outsourced Services—1.8%
Baycorp Advantage Limited (Australia)	Credit Reference Services	8,662,000	20,661,910

Electronic Equipment Manufacturers—4.0%
Mabuchi Motor Co., Ltd. (Japan)	Digital Camera Motors Manufacturer	546,000	32,634,044
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	536,500	12,301,945
Vaisala Oyj, Class A (Finland)	Atmospheric Observation Equipment	77,800	2,388,242
			47,324,231

Home Entertainment Software—3.2%
Square Enix Co., Ltd. (Japan)	Entertainment Software	1,808,500	37,611,237

IT Consulting & Other Services—1.7%
Morse plc (Great Britain) (b)	Business & Technology Solutions	13,929,000	20,219,643

Office Electronics—2.4%
Neopost SA (France)	Mailroom Equipment Supplier	220,700	25,151,712
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	60,358	3,562,822
			28,714,534

Industrial Gases—0.9%
Taiyo Ink Mfg. Co., Ltd. (Japan)	Manufacturer of Resist Inks	218,000	11,105,732

Specialty Chemicals—1.8%
Croda International plc (Great Britain)	Chemical Producer	1,625,900	13,044,791
Gurit-Heberlein AG (Switzerland) (b)	Chemical Producer	14,000	7,872,889
			20,917,680

Alternative Carriers—1.5%
Asia Satellite Telecommunications Holdings Limited (Hong Kong)	Satellite Operator	10,633,500	18,073,240

Total Common Stocks (Cost: $876,512,495)			1,129,403,332

Name	Description	Par Value	Market Value
Short Term Investments—2.9%

Repurchase Agreement—2.9%

IBT Repurchase Agreement, 4.75% dated 6/30/2006 due 7/3/2006, repurchase price $33,523,953, collateralized by a Government National Mortgage Association Bond with a rate of 5.625%, with maturity at 1/20/2034, and an aggregate market value plus accrued interest of $10,689,539, and by Small Business Administration Bonds, with rates of 7.550% - 9.125%, with maturities from 11/25/2015 - 11/25/2029, and an aggregate market value plus accrued interest of $24,496,684		33,510,688	33,510,688

Total Repurchase Agreement (Cost: $33,510,688)			33,510,688

Total Short Term Investments (Cost: $33,510,688)			33,510,688

Total Investments (Cost $910,023,183)—99.4%			$1,162,914,020
Foreign Currencies (Cost $1,074,992)—0.1%			$1,092,970
Other Assets In Excess Of Other Liabilities—0.5%			6,370,550

Total Net Assets—100%			$1,170,377,540

(a)             Non-income producing security.

(b)            See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

See accompanying Notes to the Schedules of Investments.

THE OAKMARK FUNDS

Notes to the Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): The Oakmark Fund (“Oakmark”), The Oakmark Select Fund (“Select”), The Oakmark Equity and Income Fund (“Equity and Income”), The Oakmark Global Fund (“Global”), The Oakmark International Fund (“International”), and The Oakmark International Small Cap Fund (“Int’l Small Cap”).

Security valuation —

The Funds’ share prices or net asset values (“NAV”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Domestic equity securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Foreign equity securities traded on securities exchanges shall be valued at, depending on local convention or regulation, the last sales price, last bid or asked price, the mean between the last bid and asked prices, an official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates market value. Options are valued at the last reported sales price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and asked quotations, or if the mean is not available, at the most recent bid quotation. Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The pricing committee will evaluate movements in the U.S markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At June 30, 2006, the Funds held no securities for which quotations were not readily available, and no securities that were believed to be affected by a significant event prior to the computation of the NAV.

Foreign currency translations —

Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from securities. Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.  At June 30, 2006 the Funds did not have any outstanding forward foreign currency contracts.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security in the future at a specified price.

Each Fund, through IBT, receives delivery of the underlying securities collateralizing repurchase agreements.  It is each Fund’s policy that the value of the collateral be at least equal to 105% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 105% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending—

Each Fund, except Oakmark Fund, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty shall return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2006 Equity and Income and International had securities on loan with values of approximately $397,765,600 and $141,684,973, respectively, and received $411,685,043 and $144,910,675 of U.S. Treasury and Fannie Mae securities as collateral for the loans, respectively.

Restricted Securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security Valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for this issuer.

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Market Value	Percentage of TNA
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	95.283	100.68	$2,858,490	0.03%
5,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	95.283	96.41	4,764,150	0.05%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	95.283	96.79	285,849	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	95.283	103.31	11,148,111	0.11%
			Totals		$19,056,600	0.19%

2.  INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer, as defined under the Investment Company Act of 1940, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s investments in securities of these issuers for the the quarter ended June 30, 2006, is set forth below:

Summary of Transactions with Affiliated Companies
The Oakmark Select Fund

					Value
		Purchases	Sales	Dividend	June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006
The Dun & Bradstreet Corporation +	3,484,900	$0	$32,958,085	$0	$242,827,832
H&R Block, Inc.	15,419,600	0	25,261,243	6,119,850	367,911,656
TOTALS		$0	$58,219,328	$6,119,850	$610,739,488

Summary of Transactions with Affiliated Companies
The Oakmark Equity & Income Fund

					Value
		Purchases	Sales	Dividend	June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006
St Mary Land & Exploration Company	2,900,000	$0	$0	$290,000	$116,725,000
Varian, Inc.+	1,649,400	0	0	0	68,466,594
TOTALS		$0	$0	$290,000	$185,191,594

Summary of Transactions with Affiliated Companies
The Oakmark International Fund

					Value
		Purchases	Sales	Dividend	June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006
Chargeurs SA *	0	$0	$17,467,399	$0	$0
Enodis plc *	19,852,920	0	52,054,205	1,289,628	79,297,962
Giordano International Limited	121,265,300	34,054,359	0	3,127,893	57,382,535
Lotte Chilsung Beverage Co., Ltd.	88,800	4,508,699	0	192,699	107,636,364
Meitec Corporation	2,483,800	0	0	1,018,001	80,955,732
Michael Page International plc *	3,609,145	0	128,143,789	964,308	23,392,478
Signet Group plc	94,997,900	55,702,577	0	0	168,643,312
Trinity Mirror plc	15,646,538	162,077,465	0	4,473,064	141,195,861
TOTALS		$256,343,100	$197,665,393	$11,065,593	$658,504,244

Summary of Transactions with Affiliated Companies
The Oakmark International Small Cap Fund

					Value
		Purchases	Sales	Dividend	June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006
Alaska Milk Corporation	56,360,000	$0	$0	$214,425	$3,182,533
Chargeurs SA	790,182	17,467,399	0	0	20,931,230
Gurit-Heberlein AG *	14,000	0	21,488,241	477,033	7,872,889
Interpump Group S.p.A.	4,124,100	0	4,823,032	4,743,536	36,133,271
JJB Sports plc	13,334,000	12,641,769	0	2,333,638	44,198,090
Kongsberg Automotive ASA	3,094,400	24,064,944	0	759,797	27,340,520

Lectra	2,186,404	0	0	363,690	14,681,730
Mainfreight Limited	5,786,405	2,558,745	8,902,109	293,964	19,567,394
Media Prima Berhad	37,018,200	6,589,070	0	0	16,320,447
Morse plc	13,929,000	2,041,453	0	833,830	20,219,643
Vitec Group plc	2,383,907	0	0	401,307	19,165,175
TOTALS		$65,363,380	$35,213,382	$10,421,220	$229,612,922

*              Due to transactions during the year, the issuer is no longer an affiliated security.

+              Non-income producing security.

3.  FEDERAL INCOME TAXES

At June 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Oakmark	$4,152,641,814	$1,288,650,817	$(80,053,262)	$1,208,597,555
Select	4,468,789,999	1,648,721,427	(173,202,544)	1,475,518,883
Equity and Income	9,156,635,106	1,564,390,297	(68,951,914)	1,495,438,383
Global	1,795,834,837	436,264,060	(30,908,600)	405,355,460
International	5,735,531,251	1,599,077,869	(83,430,881)	1,515,646,988
Int’l Small Cap	922,139,689	270,382,625	(29,608,294)	240,774,331

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 24, 2006

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	August 24, 2006